LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
LAND USE RIGHT, NET
8.	LAND USE RIGHT, NET

	December 31,
	2022	2021
Cost	$177,790	$178,041
Less: accumulated amortization	(69,145)	(65,927)

Land use right, net	$108,645	$112,114